Consolidated Balance Sheets in thousands, except share and per share data (USD $)	Sep. 30, 2011		Dec. 31, 2010
ASSETS
Cash and due from banks	$ 11,032		$ 6,673
Interest earning deposits at other financial institutions	84,114		62,339
Total cash and cash equivalents	95,146		69,012
Investment securities - Available for Sale ("AFS"), at estimated fair value	103,298		58,474
Loans, net	179,636	[1]	174,010	[2]
Premises and equipment, net	1,037		988
Federal Home Loan Bank ("FHLB") stock	1,780		1,301
Federal Reserve Bank ("FRB") stock	1,233		2,026
Accrued interest and other assets	2,245		2,553
Total Assets	384,375		308,364
LIABILITIES AND STOCKHOLDERS' EQUITY
Non-interest bearing demand deposits	120,895		91,501
Interest bearing checking ("NOW")	24,770		33,632
Money market deposits and savings	133,349		72,757
Certificates of deposit less than $100	1,981		2,522
Certificates of deposit of $100 or greater	44,912		57,577
Total deposits	325,907		257,989
Other borrowings	10,000		2,000
Accrued interest and other liabilities	3,137		4,037
Total Liabilities	339,044		264,026
Commitments and contingencies		[3]		[3]
Stockholders' Equity:
Preferred stock	0	[4]	0	[5]
Common stock	107	[6]	107	[7]
Additional paid-in capital	64,359		64,069
Accumulated deficit	(14,273)		(14,866)
Accumulated other comprehensive income	1,995		838
Treasury stock	(6,857)	[8]	(5,810)	[9]
Total Stockholders' Equity	45,331		44,338
Total Liabilities and Stockholders' Equity	$ 384,375		$ 308,364

[1]	net of allowance for loan losses of $5,246 at September 30, 2011
[2]	net of allowance for loan losses of $5,283 at December 31, 2010
[3]	note 8
[4]	$0.01 par value, 10,000,000 shares authorized, none issued and outstanding at September 30, 2011
[5]	$0.01 par value, 10,000,000 shares authorized, none issued and outstanding at December 31, 2010
[6]	$0.01 par value, 50,000,000 shares authorized, 10,743,676 issued at September 30, 2011
[7]	$0.01 par value, 50,000,000 shares authorized, 10,672,676 issued at December 31, 2010
[8]	at cost, 1,653,411 shares at September 30, 2011
[9]	at cost, 1,370,385 shares at December 31, 2010